Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya PARTNERS INC
Prospectus Date	rr_ProspectusDate	May 01, 2020
VY(R) Baron Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VY® Baron Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and expense example do not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). If these fees or expenses were included in the table, the Portfolio’s expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is a diversified fund that invests for the long term primarily in equity securities in the form of common stock of U.S. small-sized growth companies. For this Portfolio, the sub-adviser (“Sub-Adviser”) defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000® Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Portfolio will not sell positions just because their market values have increased. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Portfolio’s investment.

The Portfolio may invest up to 20% of its assets in foreign securities, including American Depositary Receipts. Depositary receipts are receipts issued by a bank or a trust company reflecting ownership of underlying securities issued by foreign companies. The Portfolio may also invest in real estate-related securities, including real estate investment trusts.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, strong, exceptional management, and an attractive valuation. The Portfolio purchases stocks that the Sub-Adviser believes are undervalued relative to their businesses' long-term growth prospects, future cash flows and asset values. The Sub-Adviser seeks to invest in businesses before their long-term growth prospects are appreciated by other investors. The Portfolio may make significant investments in companies in which the Sub-Adviser has great conviction.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency: To the extent that the Portfolio invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.

Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Disruption and Geopolitical: The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Portfolio and the Portfolio. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio’s service providers.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.

Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

		Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class ADV (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1st 2019, 20.38% and Worst quarter: 4th 2018, -18.44%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
VY(R) Baron Growth Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.62%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.49%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 152
3 Yrs	rr_ExpenseExampleYear03	498
5 Yrs	rr_ExpenseExampleYear05	869
10 Yrs	rr_ExpenseExampleYear10	1,911
1 Yr	rr_ExpenseExampleNoRedemptionYear01	152
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	498
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	869
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,911
2010	rr_AnnualReturn2010	26.24%
2011	rr_AnnualReturn2011	1.89%
2012	rr_AnnualReturn2012	19.40%
2013	rr_AnnualReturn2013	38.50%
2014	rr_AnnualReturn2014	4.06%
2015	rr_AnnualReturn2015	(5.27%)
2016	rr_AnnualReturn2016	5.06%
2017	rr_AnnualReturn2017	27.86%
2018	rr_AnnualReturn2018	(2.15%)
2019	rr_AnnualReturn2019	38.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.44%)
1 Yr	rr_AverageAnnualReturnYear01	38.24%
5 Yrs	rr_AverageAnnualReturnYear05	11.47%
10 Yrs	rr_AverageAnnualReturnYear10	14.31%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2002
VY(R) Baron Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.99%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 101
3 Yrs	rr_ExpenseExampleYear03	343
5 Yrs	rr_ExpenseExampleYear05	604
10 Yrs	rr_ExpenseExampleYear10	1,352
1 Yr	rr_ExpenseExampleNoRedemptionYear01	101
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	343
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	604
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,352
1 Yr	rr_AverageAnnualReturnYear01	38.97%
5 Yrs	rr_AverageAnnualReturnYear05	12.04%
10 Yrs	rr_AverageAnnualReturnYear10	14.89%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2002
VY(R) Baron Growth Portfolio | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.99%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 101
3 Yrs	rr_ExpenseExampleYear03	315
5 Yrs	rr_ExpenseExampleYear05	547
10 Yrs	rr_ExpenseExampleYear10	1,213
1 Yr	rr_ExpenseExampleNoRedemptionYear01	101
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	315
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	547
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,213
1 Yr	rr_AverageAnnualReturnYear01	38.94%
5 Yrs	rr_AverageAnnualReturnYear05	12.04%
10 Yrs	rr_AverageAnnualReturnYear10	14.89%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2016
VY(R) Baron Growth Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.37%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.24%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 126
3 Yrs	rr_ExpenseExampleYear03	421
5 Yrs	rr_ExpenseExampleYear05	738
10 Yrs	rr_ExpenseExampleYear10	1,635
1 Yr	rr_ExpenseExampleNoRedemptionYear01	126
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	421
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	738
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,635
1 Yr	rr_AverageAnnualReturnYear01	38.52%
5 Yrs	rr_AverageAnnualReturnYear05	11.75%
10 Yrs	rr_AverageAnnualReturnYear10	14.60%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2002
VY(R) Baron Growth Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.52%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.39%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 142
3 Yrs	rr_ExpenseExampleYear03	468
5 Yrs	rr_ExpenseExampleYear05	817
10 Yrs	rr_ExpenseExampleYear10	1,801
1 Yr	rr_ExpenseExampleNoRedemptionYear01	142
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	468
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	817
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,801
1 Yr	rr_AverageAnnualReturnYear01	38.37%
5 Yrs	rr_AverageAnnualReturnYear05	11.59%
10 Yrs	rr_AverageAnnualReturnYear10	14.43%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2009
VY(R) Baron Growth Portfolio | Russell 2000® Growth Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	28.48%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	9.34%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	13.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY(R) Baron Growth Portfolio | Russell 2000® Growth Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	28.48%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	9.34%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	13.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY(R) Baron Growth Portfolio | Russell 2000® Growth Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	28.48%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	9.34%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	13.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY(R) Baron Growth Portfolio | Russell 2000® Growth Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	28.48%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	9.34%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	13.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY(R) Baron Growth Portfolio | Russell 2000® Growth Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	28.48%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	9.34%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	13.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY(R) Baron Growth Portfolio | Russell 2500™ Growth Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	32.65%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	10.84%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	14.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY(R) Baron Growth Portfolio | Russell 2500™ Growth Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	32.65%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	10.84%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	14.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY(R) Baron Growth Portfolio | Russell 2500™ Growth Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	32.65%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	10.84%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	14.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY(R) Baron Growth Portfolio | Russell 2500™ Growth Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	32.65%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	10.84%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	14.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
VY(R) Baron Growth Portfolio | Russell 2500™ Growth Index | Class S2
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	32.65%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	10.84%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	14.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.49%, 0.99%, 0.99%, 1.24%, and 1.39% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.